INTERESTS IN OTHER ENTITIES - Schedule of Interests in Other Entities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Subsidiaries	£ 0	£ 0
Joint ventures	£ 289	£ 245